Liquidity and Management Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Liquidity and Management Plans [Abstract]
LIQUIDITY AND MANAGEMENT PLANS

NOTE 2 - LIQUIDITY AND MANAGEMENT PLANS

The Company generated an operating loss of $5.5 million and a net loss of $5.3 million for the nine months ended September 30, 2024. As of September 30, 2024, the Company had cash and cash equivalents of $5.6 million. As of September 30, 2024, the Company had working capital of $5.1 million and accumulated deficit of $105.5 million, compared to working capital and accumulated deficit as of December 31, 2023 of $6.0 million and $100.2 million, respectively.

Given the Company’s cash position as of September 30, 2024, and its projected cash flow from operations, the Company believes that it will have sufficient capital to sustain operations for a period of one year following the date of this filing. The Company may also raise funds through equity or debt offerings to accelerate the execution of its long-term strategic plan to develop and commercialize its core products and to fulfill its product development efforts. As further described in Note 6, Stockholders’ Equity and Redeemable Preferred Stock, on August 5, 2024, the Company closed a firm commitment public offering that resulted in gross proceeds to the Company of approximately $4.5 million.

NOTE 2 - LIQUIDITY AND MANAGEMENT PLANS

The Company generated an operating loss of $15.3 million and a net loss of $14.6 million for the year ended December 31, 2023. As of December 31, 2023, the Company had cash and cash equivalents of $6.4 million. As of December 31, 2023, the Company had working capital of $6.0 million compared to working capital as of December 31, 2022, of $7.1 million.

Given the Company’s cash position as of December 31, 2023, and its projected cash flow from operations, the Company believes that it will have sufficient capital to sustain operations for a period of one year following the date of this filing. The Company may also raise funds through equity or debt offerings to accelerate the execution of its long-term strategic plan to develop and commercialize its core products and to fulfill its product development efforts.